Performance B.3. Segmental Information - Revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,624	[1]	$ 4,261	[2]	$ 3,805	[2]
Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,957		2,000		1,759
Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,145		1,938		1,794
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	69		60		51
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,171		3,997		3,604
Telephone and equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	454		263		201
Over time | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,916		1,963		1,727
Over time | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,145		1,938		1,794
Over time | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	69		60		51
Point in time | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40		37		32
Point in time | Telephone and equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 454		$ 263		$ 201

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)